OPERATING LEASES - OPERATING LEASE INCOME (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease income	$ 291,806
Variable lease income	2,148
Total operating lease income	$ 293,954